Leases - Additional Information (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Leases [Line Items]
Expenses relating to short-term leases	€ 6	€ 7
Lease commitment amount for leases not commenced	€ 43
Weighted average incremental borrowing rate applied to lease liabilities	6.40%	6.30%
Top of Range | Property and equipment
Disclosure of Leases [Line Items]
Expected lease term	12 years